Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Cash flows from operating activities
Net income	$ 3,263	$ 3,109	$ 9,665	$ 9,181
Adjustments for non-cash items and others
Provision for credit losses	425	346	1,365	954
Depreciation	157	147	464	423
Deferred income taxes	(218)	90	(504)	403
Amortization and impairment of other intangibles	301	272	894	799
Net changes in investments in joint ventures and associates	(21)	26	(49)	(9)
Losses (Gains) on investment securities	(27)	(24)	(123)	(118)
Losses (Gains) on disposition of business		(40)		(40)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	474	342	1,480	323
Net change in accrued interest receivable and payable	40	79	154	23
Current income taxes	458	(86)	(77)	(2,597)
Derivative assets	(13,962)	5,672	(4,735)	6,520
Derivative liabilities	14,689	(4,808)	6,619	(6,045)
Trading securities	(1,505)	4,782	(12,163)	4,169
Loans, net of securitizations	(10,485)	(12,012)	(36,240)	(30,286)
Assets purchased under reverse repurchase agreements and securities borrowed	(120)	(2,986)	(15,038)	(43,194)
Deposits, net of securitizations	17,110	10,213	44,165	43,964
Obligations related to assets sold under repurchase agreements and securities loaned	(3,953)	7,252	13,213	35,086
Obligations related to securities sold short	(447)	145	1,355	3,184
Brokers and dealers receivable and payable	(485)	1,302	(801)	358
Other	(2,559)	1,692	(6,456)	448
Net cash from (used in) operating activities	3,135	15,513	3,188	23,546
Cash flows from investing activities
Change in interest-bearing deposits with banks	(4,835)	(12,180)	4,918	(16,497)
Proceeds from sale of investment securities	5,438	5,497	14,294	15,994
Proceeds from maturity of investment securities	9,776	8,071	32,074	26,956
Purchases of investment securities	(15,291)	(14,225)	(52,177)	(38,877)
Net acquisitions of premises and equipment and other intangibles	(483)	(521)	(1,619)	(1,395)
Proceeds from dispositions		14		14
Cash used in acquisitions	(27)		(27)
Net cash from (used in) investing activities	(5,422)	(13,344)	(2,537)	(13,805)
Cash flows from financing activities
Redemption of trust capital securities		(500)		(500)
Issuance of subordinated debentures	1,500		1,500
Repayment of subordinated debentures	(1,000)		(1,000)
Issue of common shares, net of issuance costs	29	21	68	53
Common shares purchased for cancellation	(197)	(128)	(556)	(1,275)
Issue of preferred shares, net of issuance costs			350
Redemption of preferred shares			(950)	(105)
Sales of treasury shares	1,059	1,361	3,985	4,263
Purchases of treasury shares	(1,015)	(1,372)	(4,030)	(4,345)
Dividends paid	(1,531)	(1,427)	(4,495)	(4,214)
Dividends/distributions paid to non-controlling interests	(1)	(18)	(1)	(37)
Change in short-term borrowings of subsidiaries	(2,293)	(898)	793
Net cash from (used in) financing activities	(3,449)	(2,961)	(4,336)	(6,160)
Effect of exchange rate changes on cash and due from banks	(442)	42	339	27
Net change in cash and due from banks	(6,178)	(750)	(3,346)	3,608
Cash and due from banks at beginning of period	33,041	32,765	30,209	28,407
Cash and due from banks at end of period	26,863	32,015	26,863	32,015
Cash flows from operating activities include:
Amount of interest paid	5,183	3,662	14,978	9,668
Amount of interest received	10,135	8,278	29,612	22,967
Amount of dividends received	651	446	1,632	1,285
Amount of income taxes paid	$ 625	$ 908	$ 2,374	$ 5,076